Consolidated Statement Of Operations Parenthetical (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating expenses
Selling, general and administrative, charges from affiliates	$ 91.1	$ 99.2	$ 104.3